Property and Equipment,Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation	¥ 9,997	$ 1,430	¥ 12,280	¥ 16,171